MULTIEMPLOYER PENSION PLANS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
MULTIEMPLOYER PENSION PLANS
Number of employees covered | employee	100
Contribution to multiemployer plans | $	$ 1.5	$ 1.1	$ 1.5